UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08558
Multi-Cap Growth Portfolio
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
August 31
Date of Fiscal Year End
August 31, 2009
Date of Reporting Period

Item 1. Reports to Stockholders
[[Note: Insert Shareholder Report(s) Here]]

Multi-Cap Growth Portfolio as of August 31, 2009

PORTFOLIO OF INVESTMENTS

Common Stocks — 93.8%

Security	Shares	Value

Auto Components — 0.9%

Goodyear Tire & Rubber Co. (The)(1)	110,900	$1,828,741

		$1,828,741

Biotechnology — 0.0%

Genzyme Corp.(1)(2)	91	$5,070

		$5,070

Building Products — 3.3%

Lennox International, Inc.(2)	20,400	$731,952
Owens Corning, Inc.(1)(2)	259,500	5,797,230

		$6,529,182

Capital Markets — 3.0%

Aberdeen Asset Management PLC(2)	110,825	$247,018
Affiliated Managers Group, Inc.(1)(2)	31,880	2,082,720
Goldman Sachs Group, Inc.(2)	10,700	1,770,422
Morgan Stanley(2)	58,100	1,682,576

		$5,782,736

Chemicals — 2.2%

Celanese Corp., Class A	99,000	$2,521,530
Solutia, Inc.(1)(2)	141,100	1,725,653

		$4,247,183

Commercial Banks — 3.0%

First Horizon National Corp.(1)(2)	103	$1,378
SVB Financial Group(1)(2)	17,828	708,663
Wells Fargo & Co.(2)	190,600	5,245,312

		$5,955,353

Commercial Services & Supplies — 0.8%

Copart, Inc.(1)(2)	45,200	$1,597,368

		$1,597,368

Communications Equipment — 2.4%

Brocade Communications Systems, Inc.(1)(2)	282,200	$2,040,306
Research In Motion, Ltd.(1)(2)	37,200	2,717,832

		$4,758,138

Computers & Peripherals — 1.8%

3PAR, Inc.(1)(2)	172,300	$1,523,132
Synaptics, Inc.(1)(2)	74,300	1,915,454

		$3,438,586

Consumer Finance — 3.9%

American Express Co.	48,400	$1,636,888
Discover Financial Services	437,300	6,012,875

		$7,649,763

Diversified Consumer Services — 4.4%

Apollo Group, Inc., Class A(1)(2)	70,900	$4,595,738
Corinthian Colleges, Inc.(1)(2)	204,600	3,922,182

		$8,517,920

Diversified Financial Services — 0.9%

JPMorgan Chase & Co.(2)	39,800	$1,729,708

		$1,729,708

Electrical Equipment — 3.4%

Baldor Electric Co.(2)	70,500	$1,978,935
GrafTech International, Ltd.(1)(2)	334,900	4,765,627

		$6,744,562

Electronic Equipment, Instruments & Components — 0.1%

Itron, Inc.(1)(2)	4,000	$219,160

		$219,160

Energy Equipment & Services — 1.4%

Nabors Industries, Ltd.(1)(2)	64,600	$1,142,128
Patterson-UTI Energy, Inc.(2)	80,700	1,072,503
Pride International, Inc.(1)(2)	16,759	432,047
Seahawk Drilling, Inc.(1)(2)	1,037	23,121

		$2,669,799

Health Care Equipment & Supplies — 0.5%

Cooper Cos., Inc. (The)(2)	166	$4,535
Masimo Corp.(1)(2)	36,600	919,392

		$923,927

See notes to financial statements

Multi-Cap Growth Portfolio as of August 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Health Care Providers & Services — 3.6%

CIGNA Corp.(2)	172,300	$5,070,789
Express Scripts, Inc.(1)(2)	16,100	1,162,742
Health Management Associates, Inc., Class A(1)(2)	107,700	744,207

		$6,977,738

Hotels, Restaurants & Leisure — 2.2%

Bally Technologies, Inc.(1)(2)	25,800	$1,043,094
Scientific Games Corp., Class A(1)	207,800	3,204,276

		$4,247,370

Household Durables — 2.7%

Mohawk Industries, Inc.(1)(2)	19,900	$997,388
Tempur-Pedic International, Inc.(1)(2)	146,400	2,166,720
Whirlpool Corp.(2)	34,000	2,183,140

		$5,347,248

Household Products — 0.4%

Church & Dwight Co., Inc.(2)	15,000	$856,950

		$856,950

Insurance — 4.3%

Allied World Assurance Holdings, Ltd.(2)	77,500	$3,590,575
Fairfax Financial Holdings, Ltd.	1,420	481,110
Lincoln National Corp.	87,200	2,200,928
Prudential Financial, Inc.(2)	43,776	2,214,190

		$8,486,803

Internet & Catalog Retail — 3.3%

Netflix, Inc.(1)(2)	40,300	$1,759,498
Priceline.com, Inc.(1)(2)	30,515	4,698,700

		$6,458,198

Internet Software & Services — 0.8%

Omniture, Inc.(1)(2)	112,000	$1,602,720

		$1,602,720

IT Services — 5.7%

Accenture, Ltd., Class A(2)	54,900	$1,811,700
Alliance Data Systems Corp.(1)(2)	65,100	3,616,956
Euronet Worldwide, Inc.(1)(2)	30,000	708,600
MasterCard, Inc., Class A(2)	14,700	2,978,661
Western Union Co.	96,900	1,748,076
Wright Express Corp.(1)(2)	11,000	346,720

		$11,210,713

Media — 3.3%

Arbitron, Inc.(2)	100,220	$1,836,031
Liberty Entertainment, Series A(1)	169,100	4,716,199

		$6,552,230

Metals & Mining — 2.8%

Gammon Gold, Inc.(1)(2)	157,000	$1,056,610
Thompson Creek Metals Co., Inc.(1)	70,000	805,024
Walter Energy, Inc.(2)	70,000	3,633,700

		$5,495,334

Multiline Retail — 0.9%

Big Lots, Inc.(1)(2)	72,100	$1,832,782

		$1,832,782

Oil, Gas & Consumable Fuels — 6.6%

Brigham Exploration Co.(1)(2)	194,509	$1,274,034
Chesapeake Energy Corp.(2)	79,700	1,820,348
Massey Energy Co.(2)	144,300	3,907,644
Newfield Exploration Co.(1)(2)	26,900	1,040,761
Petrohawk Energy Corp.(1)	103,900	2,236,967
Uranium One, Inc.(1)	1,186,500	2,655,332

		$12,935,086

Personal Products — 1.1%

Avon Products, Inc.(2)	65,700	$2,093,859

		$2,093,859

Pharmaceuticals — 2.9%

Biovail Corp.(2)	121,700	$1,548,024
King Pharmaceuticals, Inc.(1)(2)	176,600	1,833,108
Perrigo Co.(2)	18,000	531,360
Teva Pharmaceutical Industries, Ltd. ADR(2)	35,500	1,828,250

		$5,740,742

Real Estate Investment Trusts (REITs) — 0.4%

Chimera Investment Corp.(2)	184,668	$701,738

		$701,738

See notes to financial statements

Multi-Cap Growth Portfolio as of August 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Road & Rail — 1.3%

Kansas City Southern(1)(2)	107,700	$2,574,030

		$2,574,030

Semiconductors & Semiconductor Equipment — 7.8%

Atheros Communications, Inc.(1)(2)	109,500	$3,026,580
Cirrus Logic, Inc.(1)	329,600	1,634,816
NVIDIA Corp.(1)(2)	284,300	4,128,036
ON Semiconductor Corp.(1)(2)	564,677	4,556,943
Tessera Technologies, Inc.(1)	76,400	1,919,932

		$15,266,307

Software — 1.7%

Check Point Software Technologies, Ltd.(1)(2)	106,500	$2,968,155
Rosetta Stone, Inc.(1)(2)	16,756	369,470

		$3,337,625

Specialty Retail — 2.1%

Advance Auto Parts, Inc.(2)	88,598	$3,747,695
Children’s Place Retail Stores, Inc. (The)(1)(2)	15,000	454,950

		$4,202,645

Textiles, Apparel & Luxury Goods — 5.4%

Gildan Activewear, Inc.(1)	372,600	$7,671,834
Hanesbrands, Inc.(1)(2)	135,700	2,857,842

		$10,529,676

Wireless Telecommunication Services — 2.5%

Crown Castle International Corp.(1)(2)	178,800	$4,802,568

		$4,802,568

Total Common Stocks
(identified cost $138,080,291)		$183,849,558

Investment Funds — 1.4%

Security	Shares	Value

Capital Markets — 1.4%

iShares Russell 2000 Index Fund(2)	100	$5,715
MidCap SPDR Trust, Series 1(2)	23,003	2,734,827
SPDR Trust, Series 1	100	10,255

Total Investment Funds
(identified cost $2,417,442)		$2,750,797

Short-Term Investments — 34.0%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.00%(3)	$9,400	$9,399,620
Eaton Vance Cash Collateral Fund, LLC, 0.44%(3)(4)	57,165	57,164,650

Total Short-Term Investments
(identified cost $66,564,270)		$66,564,270

Total Investments — 129.2%
(identified cost $207,062,003)		$253,164,625

Other Assets, Less Liabilities — (29.2)%		$(57,164,918)

Net Assets — 100.0%		$195,999,707

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depository Receipt

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at August 31, 2009.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2009.

(4)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at August 31, 2009. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements

Multi-Cap Growth Portfolio as of August 31, 2009

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of August 31, 2009

Assets

Unaffiliated investments, at value including $54,955,166 of securities on loan (identified cost, $140,497,733)	$186,600,355
Affiliated investments, at value (identified cost, $66,564,270)	66,564,270
Dividends receivable	70,404
Securities lending income receivable	91,582

Total assets	$253,326,611

Liabilities

Collateral for securities loaned	$57,164,650
Payable to affiliate:
Investment adviser fee	93,386
Accrued expenses	68,868

Total liabilities	$57,326,904

Net Assets applicable to investors interest in Portfolio	$195,999,707

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$149,897,085
Net unrealized appreciation	46,102,622

Total	$195,999,707

Statement of Operations

For the Year Ended
August 31, 2009

Investment Income

Dividends (net of foreign taxes, $10,834)	$1,532,444
Securities lending income, net	491,558
Interest income allocated from affiliated investment	81,357
Expenses allocated from affiliated investment	(35,326)

Total investment income	$2,070,033

Expenses

Investment adviser fee	$965,060
Trustees’ fees and expenses	6,737
Custodian fee	135,979
Legal and accounting services	45,683
Miscellaneous	11,450

Total expenses	$1,164,909

Net investment income	$905,124

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(120,492,602)
Investment transactions allocated from affiliated investment	(397,442)
Foreign currency transactions	52,422

Net realized loss	$(120,837,622)

Change in unrealized appreciation (depreciation) —
Investments	$14,658,076

Net change in unrealized appreciation (depreciation)	$14,658,076

Net realized and unrealized loss	$(106,179,546)

Net decrease in net assets from operations	$(105,274,422)

See notes to financial statements

Multi-Cap Growth Portfolio as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

Increase (Decrease)	Year Ended	Year Ended
in Net Assets	August 31, 2009	August 31, 2008

From operations —
Net investment income	$905,124	$1,922,934
Net realized loss from investment and foreign currency transactions	(120,837,622)	(9,482,091)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	14,658,076	(2,530,775)

Net decrease in net assets from operations	$(105,274,422)	$(10,089,932)

Capital transactions —
Contributions	$73,382,984	$252,884,501
Withdrawals	(117,373,596)	(75,593,373)

Net increase (decrease) in net assets from capital transactions	$(43,990,612)	$177,291,128

Net increase (decrease) in net assets	$(149,265,034)	$167,201,196

Net Assets

At beginning of year	$345,264,741	$178,063,545

At end of year	$195,999,707	$345,264,741

See notes to financial statements

Multi-Cap Growth Portfolio as of August 31, 2009

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Year Ended August 31,

	2009	2008	2007		2006		2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses	0.75%	0.70%	0.74%		0.75	%(1)	0.75	%(1)
Net investment income	0.57%	0.79%	0.95	%(2)	0.15%		0.02%
Portfolio Turnover	274%	206%	144%		208%		201%

Total Return	(30.08)%	2.84%	37.91%		8.06%		23.55%

Net assets, end of year (000’s omitted)	$196,000	$345,265	$178,064		$122,415		$122,884

(1)	The investment adviser waived a portion of its adviser fee (equal to less than 0.005% and 0.01% of average daily net assets for the years ended August 31, 2006 and 2005, respectively).

(2)	Includes special dividends equal to 0.88% of average daily net assets.

See notes to financial statements

Multi-Cap Growth Portfolio as of August 31, 2009

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Multi-Cap Growth Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At August 31, 2009, Eaton Vance Multi-Cap Growth Fund and Eaton Vance Equity Asset Allocation Fund held an interest of 98.7% and 1.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management and Cash Collateral Fund normally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and

Multi-Cap Growth Portfolio as of August 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of August 31, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended August 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to and including $300 million and 0.50% of the Portfolio’s average daily net assets over $300 million, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein is credited against the Portfolio’s investment adviser fee. For the year ended August 31, 2009, the Portfolio’s investment adviser fee totaled $999,248 of which $34,188 was allocated from Cash Management and $965,060 was paid or accrued directly by the Portfolio. For the year ended August 31, 2009, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management, was 0.625% of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2009,

Multi-Cap Growth Portfolio as of August 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $444,722,536 and $475,870,270, respectively, for the year ended August 31, 2009.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at August 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$212,794,940

Gross unrealized appreciation	$41,571,473
Gross unrealized depreciation	(1,201,788)

Net unrealized appreciation	$40,369,685

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2009.

6   Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. The net loan rebate fee paid by the Portfolio amounted to $36,789 for the year ended August 31, 2009. At August 31, 2009, the value of the securities loaned and the value of the collateral received amounted to $54,955,166 and $57,164,650, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans. For the year ended August 31, 2009, the Portfolio realized losses of $397,442 on its investment of cash collateral in connection with securities lending.

7   Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Capital Markets	$5,535,718	$247,018		$—	$5,782,736
Other	178,066,822	—		—	178,066,822

Total Common Stocks	$183,602,540	$247,018	*	$—	$183,849,558

Investment Funds	$2,750,797	$—		$—	$2,750,797
Short-Term Investments	66,564,270	—		—	66,564,270

Total Investments	$252,917,607	$247,018		$—	$253,164,625

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

Multi-Cap Growth Portfolio as of August 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

The level classification by major category of investments (other than for categories presented above) is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.

8   Review for Subsequent Events

In connection with the preparation of the financial statements of the Portfolio as of and for the year ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 19, 2009, the date the financial statements were issued, have been evaluated by the Portfolio’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

Multi-Cap Growth Portfolio as of August 31, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Multi-Cap Growth Portfolio:
We have audited the accompanying statement of assets and liabilities of Multi-Cap Growth Portfolio (the “Portfolio”), including the portfolio of investments, as of August 31, 2009, the related statement of operations for the year then ended, and the statements of changes in net assets and the supplementary data for each of the two years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits. The supplementary data for each of the three years in the period ended August 31, 2007 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and supplementary data in their report dated October 15, 2007.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Multi-Cap Growth Portfolio as of August 31, 2009, the results of its operations for the year then ended, and the changes in its net assets and the supplementary data for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 19, 2009

Eaton Vance Multi-Cap Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Multi-Cap Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Multi-Cap Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Multi-Cap Growth Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the

Eaton Vance Multi-Cap Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for the Fund. The Board concluded that the Fund’s performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Multi-Cap Growth Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Eaton Vance Growth Trust (the Trust) and Multi-Cap Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

	Position(s)	Term of		Number of Portfolios
	with the	Office and		in Fund Complex
Name and	Trust and	Length of	Principal Occupation(s)	Overseen By
Date of Birth	the Portfolio	Service	During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee and President of the Trust	Trustee since 2007 and President since 2002	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies and 4 private investment companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.	178	Director of EVC

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	178	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	178	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	178	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	178	None

Helen Frame Peters 3/22/48	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Adjunct Professor of Finance, Peking University, Beijing, China (since 2005).	178	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer); Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Advisor (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	178	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider), Aviva USA (insurance provider) and CIFG (family of financial guaranty companies), and Advisory Director of Berkshire Capital Securities LLC (private investment banking firm)

Eaton Vance Multi-Cap Growth Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of		Number of Portfolios
	with the	Office and		in Fund Complex
Name and	Trust and	Length of	Principal Occupation(s)	Overseen By
Date of Birth	the Portfolio	Service	During Past Five Years	Trustee(1)	Other Directorships Held

Noninterested Trustees (continued)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	178	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	178	None

Principal Officers who are not Trustees

	Position(s)	Term of
	with the	Office and
Name and	Trust and	Length of	Principal Occupation(s)
Date of Birth	the Portfolio	Service	During Past Five Years

Duncan W. Richardson 10/26/57	President of the Portfolio	Since 2002	Director of EVC, Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 80 registered investment companies managed by EVM or BMR.

Arieh Coll 11/9/63	Vice President of the Portfolio	Since 2000	Vice President of EVM and BMR. Officer of 4 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR. Officer of 178 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Chief Legal Officer and Secretary	Chief Legal Officer since 2008 and Secretary since 2007	Vice President of EVM and BMR. Officer of 178 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 178 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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Investment Adviser of Multi-Cap Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Multi-Cap Growth Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Multi-Cap Growth Fund
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

444-10/09	GFSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
(a)-(d)
The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended August 31, 2008 and August 31, 2009 by the registrant’s principal accountant, Deloite & Touche LLP (D&T), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	8/31/08	8/31/09

Audit Fees	$28,000	$28,000
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$13,260	$13,510
All Other Fees(3)	$134	$2,500
Total	$41,394	$44,010

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
For the fiscal years ended August 31, 2008 and August 31, 2009, the registrant was billed $35,000 and $40,000, respectively, by D&T for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrants fiscal year ended August 31, 2008 and the fiscal year ended August 31, 2009; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the D&T for the same time periods, respectively.

Fiscal Years Ended	8/31/08	8/31/09

Registrant	$13,394	$16,010
Eaton Vance(1)	$545,503	$250,539

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed registrants
Not required in this filing.

Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Multi-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	October 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	October 19, 2009

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	October 19, 2009